OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Vendor deposits	$ 4,937,655	$ 6,999,955
Wattum Management Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Vendor deposits	3,012,655	6,999,955
Forever 8 Fund LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Vendor deposits	$ 1,925,000	$ 0